Stock-Based Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Weighted Average Assumptions of Stock Options Granted

The following table illustrates the weighted average assumptions for the Black-Scholes-Merton model used in determining the fair value of stock options granted as of the respective dates shown:

	Year Ended December 31,
	2014	2013	2012
Dividend yield	—	—	—
Risk-free interest rate	1.8%	1.1%	1.0%
Volatility	111%	82%	69%
Expected term	5.63 years	5.73 years	6.16 years

Summary of Option Activity

A summary of option activity and changes during the year ended December 31, 2014 appears below.

	Shares Subject to Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
				(in thousands)
Outstanding at January 1, 2014	4,539,628	$9.93
Granted	935,368	4.68
Forfeited	(1,515,466)	9.53
Exercised	(75,556)	3.93

Outstanding at December 31, 2014	3,883,974	$8.93	5.21	$2

Vested and exercisable at December 31, 2014	2,838,812	$10.49	3.98	$1

Summary of Non vested stock option

A summary of the status of non-vested stock options outstanding as of December 31, 2014 and changes during the year ended December 31, 2014 appears below.

	Shares Subject to Options	Weighted Average Grant-Date Fair Value Per Share
Non-vested at January 1, 2014	1,357,654	$4.04
Granted	935,368	3.85
Vested	(721,385)	4.75
Forfeited	(526,475)	3.82

Non-vested at December 31, 2014	1,045,162	$3.50

Summary of Unvested Stock Awards

The Company uses the closing price on the date of grant as the fair value of its unvested stock awards. A summary of the status of unvested stock awards as of December 31 and changes during the year ended December 31, 2014 appears below.

	Shares Subject to Options	Weighted Average Grant-Date Fair Value Per Share
Non-vested at January 1, 2014	—	$—
Granted	567,700	2.36
Vested	—	—
Forfeited	(55,000)	2.36

Non-vested at December 31, 2014	512,700	$2.36